Other Non-Current Assets	12 Months Ended
Dec. 31, 2020
Other Non-Current Assets
Other Non-Current Assets

10. Other Non-Current Assets

Other non-current assets consist of the following:

	As of
	December 31,
	2019	2020
Various guarantees	388	289
Other long-term assets	1,613	5,378
Cash collaterals on swaps	22,220	6,796
Total	24,221	12,463

Cash collaterals on swaps represent cash deposited for the Group’s interest rate swaps being the difference between their fair value and an agreed threshold. An amount of $16,671 of cash collaterals has been included in Prepayments and other current assets (December 31, 2019: nil).